Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 07, 2012
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug. 07, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 07, 2012
QAM EQUITY HEDGE ETF (Prospectus Summary) | QAM Equity Hedge ETF | QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEH